Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000236997 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000236997 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236997 [Member] | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000236997 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236997 [Member] | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236997 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000236997 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000236997 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236997 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236997 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236997 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236997 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000236997 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000236997 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000236997 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000236997 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000236997 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000236997 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236997 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000236997 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000236997 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000236997 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000236997 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000236997 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000236997 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236997 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000236998 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000236998 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236998 [Member] | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000236998 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236998 [Member] | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236998 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000236998 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000236998 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236998 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236998 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236998 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000236998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000236998 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000236998 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000236998 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000236998 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000236998 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236998 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000236998 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000236998 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000236998 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000236998 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000236998 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000236998 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236998 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000000727 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000000727 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000727 [Member] | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000000727 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000727 [Member] | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000727 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000727 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000727 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000727 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000727 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000727 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000727 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000727 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000000727 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000000727 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000000727 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000000727 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000727 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000727 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000000727 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000727 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000727 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000727 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000000727 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000727 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000727 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000236999 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000236999 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236999 [Member] | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000236999 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236999 [Member] | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236999 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000236999 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000236999 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236999 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236999 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236999 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236999 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000236999 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000236999 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000236999 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000236999 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000236999 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000236999 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236999 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000236999 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000236999 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000236999 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000236999 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000236999 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000236999 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236999 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)

[1]	Amount represents less than .1%.
[2]	Amount represents less than .1%.
[3]	Amount represents less than .1%.
[4]	Amount represents less than .1%.